Commitments and Contingencies (Narrative) (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) lease	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of operating lease contracts | lease		8
Number of finance lease contracts | lease		6
Operating lease right-of-use assets		$ 14,319	$ 14,351
Operating lease liabilities		$ 9,145	$ 9,133
Remaining lease term		41 years 8 months 12 days
Weighted average discount rate, percent		7.35%
Operating lease payments		$ 200
Operating lease liability	$ 200	$ 500
Minimum
Lessee, Lease, Description [Line Items]
Renewal term		12 years 3 months 18 days
Maximum
Lessee, Lease, Description [Line Items]
Renewal term		87 years 2 months 12 days